PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets
	Aerospace & Defense – 2.3%
1,171	Boeing Co. (The)(a)	$298,277

	Air Freight & Logistics – 1.5%
1,782	Expeditors International of Washington, Inc.	191,904

	Automobiles – 2.1%
4,832	General Motors Co.(a)	277,647

	Banks – 6.9%
9,828	Bank of America Corp.	380,245
4,833	Citigroup, Inc.	351,601
4,134	Wells Fargo & Co.	161,515

		893,361

	Beverages – 4.6%
902	Constellation Brands, Inc., Class A	205,656
4,000	Keurig Dr Pepper, Inc.	137,480
2,858	Monster Beverage Corp.(a)	260,335

		603,471

	Biotechnology – 2.7%
712	BioMarin Pharmaceutical, Inc.(a)	53,763
624	Regeneron Pharmaceuticals, Inc.(a)	295,240

		349,003

	Capital Markets – 7.8%
5,282	Charles Schwab Corp. (The)	344,281
247	FactSet Research Systems, Inc.	76,222
571	Moody’s Corp.	170,506
209	MSCI, Inc.	87,629
1,547	SEI Investments Co.	94,259
2,909	State Street Corp.	244,385

		1,017,282

	Communications Equipment – 0.7%
1,788	Cisco Systems, Inc.	92,458

	Consumer Finance – 4.2%
1,147	American Express Co.	162,232
3,032	Capital One Financial Corp.	385,761

		547,993

	Electronic Equipment, Instruments & Components – 1.3%
1,269	TE Connectivity Ltd.	163,841

	Energy Equipment & Services – 0.7%
3,201	Schlumberger NV	87,035

	Entertainment – 3.7%
452	Netflix, Inc.(a)	235,790

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
1,305	Walt Disney Co. (The)(a)	$240,799

		476,589

	Health Care Equipment & Supplies – 0.4%
79	Intuitive Surgical, Inc.(a)	58,376

	Health Care Providers & Services – 4.0%
2,046	CVS Health Corp.	153,921
1,025	HCA Healthcare, Inc.	193,048
409	Humana, Inc.	171,473

		518,442

	Health Care Technology – 0.7%
1,305	Cerner Corp.	93,803

	Hotels, Restaurants & Leisure – 5.8%
123	Booking Holdings, Inc.(a)	286,570
1,436	Hilton Worldwide Holdings, Inc.(a)	173,641
1,331	Starbucks Corp.	145,439
1,515	Yum China Holdings, Inc.	89,703
545	Yum! Brands, Inc.	58,958

		754,311

	Household Products – 0.5%
753	Colgate-Palmolive Co.	59,359

	Industrial Conglomerates – 1.8%
17,553	General Electric Co.	230,471

	Insurance – 3.3%
5,732	American International Group, Inc.	264,876
1,310	Reinsurance Group of America, Inc.	165,125

		430,001

	Interactive Media & Services – 9.6%
242	Alphabet, Inc., Class A(a)	499,130
77	Alphabet, Inc., Class C(a)	159,285
2,010	Facebook, Inc., Class A(a)	592,005

		1,250,420

	Internet & Direct Marketing Retail – 4.8%
1,116	Alibaba Group Holding Ltd., Sponsored ADR(a)	253,030
122	Amazon.com, Inc.(a)	377,478

		630,508

	IT Services – 4.7%
227	Automatic Data Processing, Inc.	42,782
5,461	DXC Technology Co.(a)	170,711
1,300	Fiserv, Inc.(a)	154,752
1,134	Visa, Inc., Class A	240,102

		608,347

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.1%
376	Illumina, Inc.(a)	$144,407

	Machinery – 2.2%
769	Deere & Co.	287,714

	Media – 3.2%
271	Charter Communications, Inc., Class A(a)	167,212
4,627	Comcast Corp., Class A	250,367

		417,579

	Oil, Gas & Consumable Fuels – 3.2%
9,822	APA Corp.	175,814
3,395	EOG Resources, Inc.	246,239

		422,053

	Pharmaceuticals – 1.5%
1,796	Novartis AG, Sponsored ADR	153,522
654	Novo Nordisk A/S, Sponsored ADR	44,093

		197,615

	Semiconductors & Semiconductor Equipment – 3.1%
517	NVIDIA Corp.	276,042
966	QUALCOMM, Inc.	128,082

		404,124

	Software – 7.7%
1,017	Autodesk, Inc.(a)	281,861
666	Microsoft Corp.	157,023
3,293	Oracle Corp.	231,070
725	salesforce.com, Inc.(a)	153,606
703	Workday, Inc., Class A(a)	174,646

		998,206

	Textiles, Apparel & Luxury Goods – 1.0%
5,651	Under Armour, Inc., Class A(a)	125,226

	Total Common Stocks (Identified Cost $10,134,358)	12,629,823

Principal Amount
Short-Term Investments – 3.0%
$386,112	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $386,112 on 4/01/2021 collateralized by $357,000 U.S. Treasury Inflation Indexed Note, 0.125% due 10/15/2024 valued at $393,930 including accrued interest(b) (Identified Cost $386,112)	386,112

	Total Investments – 100.1% (Identified Cost $10,520,470)	13,015,935
	Other assets less liabilities – (0.1)%	(14,856)

	Net Assets – 100.0%	$13,001,079

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,629,823	$—	$—	$12,629,823
Short-Term Investments	—	386,112	—	386,112

Total	$12,629,823	$386,112	$—	$13,015,935

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2021 (Unaudited)

Interactive Media & Services	9.6%
Capital Markets	7.8
Software	7.7
Banks	6.9
Hotels, Restaurants & Leisure	5.8
Internet & Direct Marketing Retail	4.8
IT Services	4.7
Beverages	4.6
Consumer Finance	4.2
Health Care Providers & Services	4.0
Entertainment	3.7
Insurance	3.3
Oil, Gas & Consumable Fuels	3.2
Media	3.2
Semiconductors & Semiconductor Equipment	3.1
Biotechnology	2.7
Aerospace & Defense	2.3
Machinery	2.2
Automobiles	2.1
Other Investments, less than 2% each	11.2
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%